Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Valuation allowance	$ 49,706	$ 25,348
US NOL Carryforwards Generated Prior to December 31 2017 [Member]
Income Taxes [Line Items]
Tax credit carryforward, limitations on use	20 years
US NOL Carryforwards Generated After December 31 2017 [Member]
Income Taxes [Line Items]
Tax credit carryforward, limitations on use	indefinitely
UNITED STATES
Income Taxes [Line Items]
Statutory income tax rate	21.00%
Net operating loss carryforward	$ 55,000
CANADA
Income Taxes [Line Items]
Statutory income tax rate	25.00%
Net operating loss carryforward	$ 12,000
Tax credit carryforward, limitations on use	20 years
New Zealand
Income Taxes [Line Items]
Net operating loss carryforward	$ 30,000
BOLIVIA
Income Taxes [Line Items]
Net operating loss carryforward	24,000
Increase (decrease) in valuation allowance	$ 20,000
Tax credit carryforward, limitations on use	3 years
2degrees
Income Taxes [Line Items]
Statutory income tax rate	28.00%
Nueva Tel
Income Taxes [Line Items]
Statutory income tax rate	25.00%
Valuation allowance	$ 11,400
Potential income tax effects	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000